Employee Benefits - Defined Benefit Pension Plans - Amounts Recognized in Consolidated Statements of Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 16,262	¥ 11,407	¥ 10,354
Japan
Disclosure of defined benefit plans [line items]
Defined benefit costs	4,769	4,621	4,582
Foreign
Disclosure of defined benefit plans [line items]
Defined benefit costs	¥ 11,493	¥ 6,786	¥ 5,772